Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents information regarding outstanding stock options as of December 31, 2014, and changes during the year ended December 31, 2014:

	Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—	$—
Granted	1,794,002	15.83
Exercised	—	—
Forfeited	(67,648)	17.39
Expired	—	—
Outstanding at December 31, 2014	1,726,354	$15.77	$4.8	9
Options exercisable at December 31, 2014	57,692	$13.00	$0.3	9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The weighted-average assumptions are as follows:

2014
Risk-free interest rate	1.2%
Expected stock price volatility	39.6%
Expected term until exercise (years)	4
Expected dividends	—%

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents information regarding outstanding RSUs as of December 31, 2014, and changes during the year ended December 31, 2014:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—
Granted	1,604,725
Converted	—
Forfeited	(43,313)
Outstanding at December 31, 2014	1,561,412	$28.9	2.1

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense recorded for the years ended December 31, 2014, 2013, and 2012 was allocated as follows:

	For the Year Ended December 31,
	2014	2013	2012
In millions
Cost of goods sold	$3.6	$4.4	$4.8
Marketing and administration	5.1	7.4	6.2
Research and development	2.6	2.1	2.0
Stock-based employee compensation	$11.3	$13.9	$13.0